STOCK-BASED COMPENSATION - Share based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 80	$ 3,936	$ 15
Allocated share based compensation	$ 80	3,936	15
Unrecognized stock-based compensation expense		1,114
Personnel expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation		3,920	$ 15
Sales and other expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation		$ 16